Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.98% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (140.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.2%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$2,000,000	$2,106,049
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	2,075,000	2,173,178
5.00%, 9/15/33	AA+	275,000	288,133

			4,567,360
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	5,890,000	5,368,429

			5,368,429
Arizona (6.0%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,095,897
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	2,855,000	2,577,939
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	1,380,000	1,112,663
4.00%, 7/1/41	BBB-	720,000	651,924
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	456,472
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 5.00%, 11/1/47	A	2,900,000	3,005,258
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	355,690
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	724,609
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB	100,000	99,005
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,001,220
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	350,000	352,558
6.25%, 11/15/35	BBB+/P	1,750,000	1,763,270
Salt River Project Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	Aa1	5,460,000	5,995,077
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,445,599
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	520,905

			22,158,086
California (14.1%)
Bay Area Toll Auth. Bridge Rev. Bonds, Ser. S-8, BAM, 3.00%, 4/1/54	AA	4,000,000	3,000,374
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	453,709
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,027,399	1,899,694
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	7,565,000	5,754,907
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood California), 4.00%, 10/1/46	A-/F	3,000,000	2,789,693
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	3,440,000	2,422,143
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,635,000	1,749,272
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,875,000	2,182,838
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	650,000	430,894
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	1,900,000	1,255,697
Long Beach, Arpt. Syst. Rev. Bonds, Ser. C, AGM
5.25%, 6/1/47	AA	1,250,000	1,336,924
5.00%, 6/1/42	AA	750,000	796,743
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	933,655
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. C, 5.00%, 5/15/45	Aa2	2,800,000	2,935,620
4.00%, 5/15/36	Aa3	500,000	505,889
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P
5.00%, 5/15/42	Aa3	13,000,000	14,547,761
5.00%, 5/15/41	Aa3	5,260,000	5,918,999
San Bernardino Cnty., FRB, Ser. C, 5.435%, 8/1/23	AA+	550,000	550,000
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,150,000	2,377,267

			51,842,079
Colorado (3.8%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A	1,000,000	1,006,303
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,007,309
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	499,782
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	2,178,096
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	1,500,000	1,700,979
5.00%, 11/15/37	Aa3	1,025,000	1,111,826
5.00%, 11/15/36	Aa3	1,575,000	1,718,003
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,250,000	2,713,975
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa1	800,000	797,736
3.00%, 7/15/37	Baa1	850,000	736,913
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	460,139

			13,931,061
Connecticut (1.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Yale U.), Ser. A-1, 4.28%, 7/1/42	Aaa	5,000,000	5,000,000
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,002,918

			6,002,918
District of Columbia (5.3%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 2/28/37	A3	1,500,000	1,687,418
(Plenary Infrastructure DC, LLC), 5.50%, 2/29/36	A3	1,370,000	1,552,480
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	413,392
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,376,821
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	1,914,260
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,452,757
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.25%, 10/1/48	Aa3	5,000,000	5,372,912
5.00%, 10/1/32	Aa3	1,250,000	1,396,038
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,247,420
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,290,000	1,204,135
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	1,913,595

			19,531,228
Florida (5.9%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.)
5.00%, 7/1/57	Baa3	680,000	645,918
5.00%, 7/1/51	Baa3	1,300,000	1,261,517
5.00%, 7/1/42	Baa3	460,000	460,666
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	409,583
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB	1,500,000	1,333,713
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	712,260
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,310,970
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/36	A1	5,000,000	5,020,317
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,354,969
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,587,882
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Jupiter Med. Ctr.), Ser. A, 5.00%, 11/1/47	BBB-	1,515,000	1,521,054
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	500,000	502,519
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	362,267
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 5.00%, 5/1/43	BB/P	1,000,000	1,015,974
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,425,000	2,083,769
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds
(Embry-Riddle Aeronautical U., Inc.), Ser. A, 4.00%, 10/15/39	A2	600,000	586,900
(Embry-Riddle Aeronautical University, Inc.), Ser. A, 4.00%, 10/15/36	A2	500,000	501,421

			21,671,699
Georgia (2.9%)
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/50	A+	1,400,000	1,443,560
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,330,000	1,688,679
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
AGM, 5.00%, 1/1/62	AA	1,000,000	1,035,980
5.00%, 1/1/56	BBB+	650,000	651,725
AGM, 5.00%, 7/1/55	AA	1,700,000	1,787,179
AGM, 5.00%, 7/1/53	AA	1,500,000	1,576,923
4.00%, 1/1/51	A2	500,000	456,163
4.00%, 1/1/51	BBB+	425,000	365,373
Paulding Cnty., Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/42	A+	1,400,000	1,470,278

			10,475,860
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	300,749
Ser. A, 4.00%, 7/1/34	Aa3	1,625,000	1,646,276

			1,947,025
Illinois (15.4%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	2,500,000	2,717,193
5.00%, 1/1/27	BBB+	1,850,000	1,939,117
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	2,250,000	2,254,409
Ser. B, 5.00%, 12/1/36	BB+	2,500,000	2,578,343
Ser. H, 5.00%, 12/1/36	BB+	500,000	504,469
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 1/1/38	A+	100,000	104,449
5.00%, 1/1/37	A+	300,000	315,587
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A+	900,000	908,070
(2nd Lien), 5.00%, 1/1/39	A+	1,835,000	1,839,811
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,736,785
5.00%, 10/1/48	Aa2	2,500,000	2,690,154
IL State G.O. Bonds, Ser. A
5.00%, 5/1/38	A3	1,500,000	1,563,104
5.00%, 12/1/31	A3	5,750,000	6,108,891
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	892,004
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	502,991
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	Aa2	1,100,000	1,133,445
5.00%, 10/1/36	Aa2	600,000	635,089
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	2,000,000	1,878,878
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	992,777
Metro. Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion), 4.00%, 6/15/50	A	1,000,000	920,382
4.00%, 12/15/47	A	5,000,000	4,663,916
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.70%, 6/15/31), 12/15/37(STP)	A	1,000,000	699,966
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	9,057,502
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	3,815,838
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,499,941
Ser. C, 5.00%, 1/1/35(WIS)	AA-	2,000,000	2,221,986
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,732,440

			56,907,537
Indiana (0.9%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,824,669
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,341,997

			3,166,666
Iowa (0.6%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	2,000,000	1,294,830
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB+	1,015,000	1,005,266

			2,300,096
Kentucky (3.5%)
KY State Property & Bldg. Comm. Rev. Bonds
(No. 127), Ser. A, 5.25%, 6/1/39	A1	3,000,000	3,338,688
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	766,243
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	5,500,000	5,475,110
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	2,999,634
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/31	A+	385,000	388,096

			12,967,771
Louisiana (1.5%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,583,112
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	2,841,713
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	BBB+	1,250,000	1,142,632

			5,567,457
Maryland (1.0%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	438,611
MD Econ. Dev. Corp. Rev. Bonds
(Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	1,725,000	1,910,531
(Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,253,825

			3,602,967
Massachusetts (5.8%)
MA State G.O. Bonds
(Cons. Loan of 2023), Ser. A, 5.00%, 5/1/53	Aa1	6,500,000	7,102,128
Ser. E, 5.00%, 11/1/52	Aa1	5,500,000	5,993,488
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B+	500,000	486,537
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,008,490
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	1,410,000	1,432,450
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	800,000	809,242
MA State Trans. Fund Rev. Bonds, (Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	AAA	4,250,000	4,606,138

			21,438,473
Michigan (3.9%)
Detroit, G.O. Bonds
AMBAC, 5.25%, 4/1/24	A-/P	222,425	220,447
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	1,700,000	1,266,822
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	835,000	927,532
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,645,891
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	617,884
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,500,000	933,033
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/50(T)	Aa1	4,977,000	4,655,004
4.00%, 5/1/45(T)	Aa1	4,424,000	4,200,256

			14,466,869
Minnesota (0.8%)
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	2,000,000	2,006,884
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 4.00%, 11/15/38	A-1+	1,000,000	1,000,000

			3,006,884
Missouri (7.4%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	8,980,000	9,232,750
5.00%, 3/1/46	A2	4,550,000	4,667,878
5.00%, 3/1/35	A2	5,925,000	6,313,599
MI State Hlth. & Edl. Fac. Rev. Bonds
(U of Hlth. Sciences & Pharmacy), 4.00%, 5/1/43	BBB-	1,150,000	948,554
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/38	BBB-	1,750,000	1,533,818
(U. of Hlth. Science & Pharmacy in St. Louis), 4.00%, 5/1/34	BBB-	1,085,000	1,019,676
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45(FWC)	BBB-	1,950,000	1,564,913
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,098,999

			27,380,187
Nevada (0.7%)
Las Vegas, Special Assmt. Bonds, (Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	1,765,000	1,289,428
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Ba1	1,165,000	1,087,023

			2,376,451
New Hampshire (2.9%)
National Fin. Auth. Rev. Bonds
(Caritas Acquisitions VII, LLC), Ser. A, 4.50%, 8/15/55	BBB/P	2,540,000	2,071,254
(Caritas Acquisitions VII, LLC), Ser. A, 4.25%, 8/15/46	BBB/P	1,210,000	990,528
(Caritas Acquisitions VII, LLC), Ser. A, 4.125%, 8/15/40	BBB/P	1,070,000	904,411
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	1,800,000	1,678,290
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	979,261
4.00%, 8/15/37	A3	850,000	822,942
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	501,050
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,541,214

			10,488,950
New Jersey (2.2%)
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	500,000	501,199
Ser. AAA, 5.00%, 6/15/36	A2	750,000	778,850
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	2,000,000	2,056,564
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	A2	1,225,000	1,292,376
Ser. AA, 5.00%, 6/15/37	A2	600,000	657,777
Ser. A, 5.00%, 12/15/36	A2	1,000,000	1,064,292
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	550,000	555,577
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.25%, 11/1/52	BBB+	1,000,000	1,057,903

			7,964,538
New Mexico (0.6%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	833,157
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,264,108

			2,097,265
New York (15.3%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,554,881
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	994,182
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	2,025,000	1,405,694
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,093,758
Ser. F-1, 5.00%, 2/1/40	AAA	4,920,000	5,464,448
(Future Tax), Ser. C-1, 4.00%, 5/1/40	AAA	500,000	499,723
(Future Tax Secd.), 4.00%, 5/1/40	AAA	750,000	749,584
(Future Tax Secd.), Ser. E-1, 3.00%, 2/1/51	AAA	10,000,000	7,658,312
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/46(T)	AA+	5,500,000	6,006,567
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,583,781
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,335,000	1,739,973
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	1,966,405
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	5,500,000	5,990,977
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	500,000	493,961
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,056,911
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,060,000	814,513
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	AA-	2,980,000	3,075,407
5.00%, 1/15/47	Aa3	4,200,000	4,438,138
Ser. 207, 5.00%, 9/15/32	Aa3	2,925,000	3,096,723
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, Ser. A, 5.25%, 5/15/58	AA+	4,400,000	4,863,889

			56,547,827
North Carolina (0.8%)
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (High Point U.), 4.00%, 5/1/34	A-	900,000	924,292
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BB/P	2,250,000	1,556,830
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	442,456

			2,923,578
Ohio (5.0%)
Akron, Income Tax Rev. Bonds, 4.00%, 12/1/37	AA-	525,000	527,970
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,275,000	4,910,195
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,560,000	2,731,483
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	495,585
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Oberlin College), 5.25%, 10/1/53	Aa3	1,000,000	1,109,640
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/52	BBB+/F	1,000,000	1,022,645
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	1,750,000	1,808,243
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	3,346,247
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,135,292
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	617,523
5.00%, 2/15/32	A3	745,000	762,441
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	120,000	109,035

			18,576,299
Oregon (0.8%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	921,161
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	607,860
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,566,331

			3,095,352
Pennsylvania (4.7%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/51	AA	2,045,000	2,105,928
5.00%, 1/1/35	AA	3,000,000	3,259,243
AGM, 4.00%, 1/1/46	AA	750,000	717,863
Bucks Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. A, AGM, 5.25%, 12/1/47	AA	2,175,000	2,414,447
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	201,573
5.00%, 1/1/31	BBB+/F	1,000,000	1,009,000
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	396,670
5.00%, 3/1/40	BB+/F	500,000	429,083
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	877,478
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	1,350,000	1,507,933
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	A1	4,385,000	4,505,338

			17,424,556
Puerto Rico (1.5%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	5,000,000	4,305,977
4.00%, 7/1/37	BB/P	1,250,000	1,123,383

			5,429,360
Rhode Island (0.7%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,716,978

			2,716,978
South Carolina (0.6%)
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	2,000,000	2,046,797

			2,046,797
South Dakota (0.9%)
Lincoln Cnty., Econ. Dev. Rev. Bonds
(Augustana College Assoc. (The)), 4.00%, 8/1/61	BBB-	2,355,000	1,818,748
(Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,000,000	1,617,384

			3,436,132
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	2,250,000	1,621,255
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/42	A1	1,125,000	1,250,526

			2,871,781
Texas (7.2%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	500,000	507,565
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A	1,045,000	1,078,909
5.00%, 10/1/34	A	530,000	549,744
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	1,150,000	1,157,704
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	312,080
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48(FWC)	Aaa	2,000,000	1,961,626
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/41	AAA	1,400,000	1,383,154
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/37	AAA	1,000,000	1,008,629
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	1,500,000	1,317,658
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	885,881
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	800,000	755,355
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,019,850
Lower CO River Auth. Rev. Bonds, AGM, 5.00%, 5/15/39	AA	1,730,000	1,887,385
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,531,308
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	883,644
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	884,460
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	AA-	2,000,000	2,086,286
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,003,800
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa2	3,000,000	3,033,511
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/42	AA	400,000	432,318
5.25%, 5/1/41	AA	400,000	433,551
5.25%, 5/1/40	AA	400,000	435,149
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	750,000	573,671
3.00%, 9/1/39	Baa2	725,000	563,568

			26,686,806
Utah (2.7%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/37	BBB-/F	1,200,000	1,214,673
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,230,751
U. of UT (The) Rev. Bonds, Ser. B, 5.25%, 8/1/48	Aa1	3,850,000	4,338,826
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/40	Aa1	2,815,000	3,133,176

			9,917,426
Virginia (1.2%)
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 4.00%, 1/1/48	BBB	3,000,000	2,685,692
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/40	BBB	750,000	701,469
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/36	BBB	630,000	621,645
Williamsburg, Econ. Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group - Williamsburg Properties, LLC), AGM, 5.25%, 7/1/53	AA	500,000	552,859

			4,561,665
Washington (3.3%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,474,481
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,000,000	1,067,602
5.00%, 8/1/38	AA-	5,600,000	6,008,622
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,619,389	2,421,763

			11,972,468
Wisconsin (4.9%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	275,000	275,192
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A
4.00%, 9/1/56	BB+/P	1,000,000	736,390
4.00%, 9/1/51	BB+/P	750,000	570,567
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	644,474
4.00%, 7/1/45	AA	600,000	571,158
4.00%, 7/1/40	AA	500,000	485,357
4.00%, 7/1/38	AA	435,000	430,878
4.00%, 7/1/36	AA	340,000	340,622
4.00%, 7/1/34	AA	300,000	305,026
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	1,700,000	1,668,535
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	986,303
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,865,000	4,719,453
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,000,000	3,009,563
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,055,579
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	237,504

			18,036,601

Total municipal bonds and notes (cost $533,972,834)			$517,471,482

SHORT-TERM INVESTMENTS (2.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.39%(AFF)	9,257,931	$9,257,931

Total short-term investments (cost $9,257,931)		$9,257,931
TOTAL INVESTMENTS

Total investments (cost $543,230,765)		$526,729,413

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $368,648,016.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/2023
	Short-term investments
	Putnam Short Term Investment Fund*	$15,912,988	$57,029,335	$63,684,392	$94,167	$9,257,931

	Total Short-term investments	$15,912,988	$57,029,335	$63,684,392	$94,167	$9,257,931
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When issued security.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.98%, 5.43% and 5.63%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	29.6%
	Healthcare	26.6
	Education	22.0
	State debt	15.0
	Tax bonds	12.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $26,379,766 were held by the TOB trust and served as collateral for $16,749,149 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $161,851 for these investments based on an average interest rate of 3.35%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$517,471,482	$—
Short-term investments	—	9,257,931	—

Totals by level	$—	$526,729,413	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com